Stockholders' Equity (Details)		6 Months Ended
	Mar. 19, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	May 19, 2025 USD ($)
Stockholders’ Equity [Line Items]
Value of shares agreed to sell and issue (in Dollars) | $	$ 124,999,269
Class E Warrants [Member]
Stockholders’ Equity [Line Items]
Number of shares for warrants (in Shares)	60,827,260
ATM [Member]
Stockholders’ Equity [Line Items]
Number of shares available for issuance (in Shares)		28,900,000
Registered Direct Offering [Member]
Stockholders’ Equity [Line Items]
Value of shares agreed to sell and issue (in Dollars) | $	$ 7,500,000
Number of shares agreed to sell and issue (in Shares)	22,913,630
Equity issuance costs (in Dollars) | $	$ 7,775,329	$ 7,500,000
Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrants accompanied with each share	1
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.0001
Registered Direct Offering [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Number of warrants accompanied with each share	1
Exercise price of warrants (in Dollars per share) | $ / shares	$ 5.5
Expiry period of warrants	7 years
Maximum [Member] | ATM [Member]
Stockholders’ Equity [Line Items]
Value of shares agreed to sell and issue (in Dollars) | $			$ 100,000,000
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Number of votes per share		1
Percentage of voting power		50.01%
Dividends per share (in Dollars per share) | $ / shares		$ 0.20
Distributions per share (in Dollars per share) | $ / shares		$ 0.20
Issuance of new ordinary shares (in Shares)		5
F Shares [Member]
Stockholders’ Equity [Line Items]
Percentage of voting power		49.99%
Percentage of voting power of shares present		50.00%
Dividends per share, number of times greater than ordinary shares		5
Distribution per share, number of times greater than ordinary shares		5
Percentage of voting rights		50.00%
Issuance of new ordinary shares (in Shares)		1